Consolidated statement of financial position (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Class A common stock [member]
Common stock, shares issued	33,776,480	33,743,286
Common stock, shares outstanding	31,185,641	31,112,356
Class B common stock [member]
Common stock, shares issued	10,938,125	10,938,125
Common stock, shares outstanding	10,938,125	10,938,125
Common stock, no par value